LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2009 OF

LEGG MASON PARTNERS

VARIABLE LARGE CAP GROWTH PORTFOLIO

VARIABLE AGGRESSIVE GROWTH PORTFOLIO

The following information replaces the information found in the sections of the Statement of Additional Information titled “Portfolio Managers: Other Accounts Managed by Portfolio Managers” and “Portfolio Managers: Portfolio Managers Securities Ownership”, only with respect to Legg Mason Partners Variable Large Cap Growth Portfolio and Legg Mason Partners Variable Aggressive Growth Portfolio:

Portfolio Managers

The following tables set forth certain additional information with respect to each Fund’s portfolio managers. Unless noted otherwise, all information is provided as of October 31, 2008 unless otherwise noted.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Aggressive Growth	Richard A. Freeman	5 registered investment companies with approximately $6.27 billion in total assets under management	3 other pooled investment vehicles with approximately $0.17 billion in total assets under management	43,853 other accounts with approximately $7.14 billion in total assets under management

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Evan Bauman*	6 registered investment companies with approximately $5.65 billion in total assets under management	2 other pooled investment vehicles with approximately $0.10 billion in total assets under management	33,351 other accounts with approximately $6.10 billion in total assets under management

Large Cap Growth	Alan Blake	2 registered investment companies with approximately $219 billion in total assets under management	6 other pooled investment vehicles with approximately $0.15 billion in assets under management	43,476 other accounts with approximately $6.93 billion in total assets under management

	Peter Bourbeau*	1 registered investment company with approximately $0.09 billion in total assets under management	6 other pooled investment vehicles with approximately $0.13 billion in total assets under management	32,455 other accounts with approximately $5.78 billion in total assets under management

	Scott Glasser*	4 registered investment companies with approximately $5.25 billion in total assets under management	1 other pooled investment vehicle with approximately $0.05 billion in total assets under management	13,132 other accounts with approximately $2.02 billion in total assets under management

*	Information is as of June 30, 2009.

Portfolio Manager Securities Ownership

The table below identifies ownership of Fund securities by each portfolio manager. None of the portfolio managers own fund shares because fund shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities
Aggressive Growth	Richard A. Freeman	None

	Evan Bauman*	None
Large Cap Growth	Alan Blake	None

	Peter Bourbeau*	None

	Scott Glasser*	None

*	Information is as of June 30, 2009.

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2009 OF

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

The following information replaces the information found in the sections of the Statement of Additional Information titled “Portfolio Managers: Other Accounts Managed by Portfolio Managers” and “Portfolio Managers: Portfolio Managers Securities Ownership”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of December 31, 2008.

Other Accounts Managed by Portfolio Managers

The table below identifies for the portfolio managers, the number of accounts (other than the Funds) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
AP	Harry D. Cohen	2 registered investment companies with $3.78 billion in total assets under management	1 other pooled investment vehicle with $0.03 billion in assets under management	3 other accounts with $4.36 billion in total assets under management

AP	Appreciation Portfolio

	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

AP	Scott Glasser	2 registered investment companies with $4.72 billion in total assets under management	1 other pooled investment vehicle with $0.03 billion in assets under management	3 other accounts with $5.30 billion in total assets under management

	Michael Kagan*	2 registered investment companies with $0.47 billion in total assets under management; 1 registered investment company with $0.45 billion in total asset under management where fees are based on performance	2 other pooled investment vehicle with $0.02 billion in assets under management	17 other accounts with $2.91 million in total assets under management

FV	John G. Goode	4 registered investment companies with $2.32 billion in total assets under management	3 other pooled investment vehicles with $0.16 billion in assets under management	5 other accounts with $2.92 billion in total assets under management

	Peter J. Hable	8 registered investment companies with $9.06 billion in total assets under management	3 other pooled investment vehicles with $0.16 billion in assets under management	9 other accounts with $4.08 billion in total assets under management

FV	Fundamental Value Portfolio
*	Information as of June 30, 2009.

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Portfolio Manager Securities Ownership

The table below identifies ownership of fund securities by each portfolio manager. None of the portfolio managers own fund shares because fund shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

Fund	Portfolio Manager(s)	Dollar Range of Ownership of Securities
Appreciation Portfolio	Harry D. Cohen	None
	Scott Glasser	None
	Michael Kagan*	None
Fundamental Value Portfolio	John G. Goode	None
	Peter J. Hable	None

*	Information as of June 30, 2009

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2009 OF

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

The following information replaces the information found in the sections of the Statement of Additional Information titled “Portfolio Managers: Other Accounts Managed by Portfolio Managers” and “Portfolio Managers: Portfolio Managers Securities Ownership”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of October 31, 2008.

Other Accounts Managed by the Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Fees Based on Performance
Peter Hable	8 registered investment companies with $4.47 billion in total assets under management	3 other pooled investment vehicles with $0.18 billion in total assets under management	36,483 other accounts with $6.06 billion in total assets under management	1 pooled investment vehicle with fees based on performance with $0.01 billion in total assets under management

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Fees Based on Performance
Peter Vanderlee	2 registered investment companies with $0.96 in total assets under management	None	13,405 other accounts with $2.08 billion in total assets under management	None

Harry D. Cohen*	3 registered investment companies with $4.37 billion in total assets under management	1 other pooled investment vehicles with $0.05 billion in total assets under management	13,734 other accounts with $2.85 billion in total assets under management	None

Michael Clarfeld*	No registered investment companies	No other pooled investment vehicles	No other accounts	None

*	Information is as of June 30, 2009.

Portfolio Manager Securities Ownership

The table below identifies ownership of fund securities by each portfolio manager. None of the portfolio managers own fund shares because fund shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

Portfolio Manager	Dollar Range of Ownership of Securities in the Fund
Peter Hable	None
Peter Vanderlee	None
Harry D. Cohen*	None
Michael Clarfeld*	None

*	Information as of June 30, 2009.

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